Cover Document	Dec. 09, 2022
Document Information [Line Items]
Entity Central Index Key	0000055242
Soliciting Material	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K/A
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Kennametal Inc.
City Area Code	412
Local Phone Number	248-8000
Written Communications	false
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address, Address Line One	525 William Penn Place
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Amendment to our Current Report on Form 8-K filed on December 15, 2022 (the “Form 8-K”), is to provide information that was not determined or available at the time of the filing of the Form 8-K with respect to the election of Paul Sternlieb (“Mr. Sternlieb”) to serve as a Director on the Board of Directors (the “Board”) of Kennametal Inc. (the “Company”), effective as of January 1, 2023.
Capital Stock, Par Value $1.25 Per Share [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true